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March 16, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:  Seasons Series Trust (the "Registrant")
            Registration File Nos. 333-08653 and 811-07725
            CIK No. 0001003239

            Focus Value Portfolio

Dear Sir or Madam:

      As counsel to SunAmerica Series Trust (the "Registrant"), I am transmitting for filing the definitive information statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

      We will to mail to shareholders on or about March 16, 2006. Please call me at (713) 831-3299 with any comments or questions.

Very truly yours,

/s/ MARK MATTHES

       Mark Matthes